Consolidated Statements of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of cash flows [abstract]
Cash generated from operations before tax and exceptional items	€ 552.2	€ 591.2	€ 424.8
Payments relating to exceptional items	(72.1)	(67.6)	(65.2)
Receipts relating to exceptional items	4.4	0.0	24.4
Tax paid	(49.1)	(92.8)	(80.2)
Net cash flows from operating activities	435.4	430.8	303.8
Cash flows from investing activities
Business combinations, net of cash acquired	0.0	0.0	0.4
Purchase of property, plant and equipment and intangible assets	(80.3)	(82.4)	(79.1)
Interest received	10.2	5.3	0.0
Redemption of investments	5.7	0.3	0.0
Net cash used in investing activities	(64.4)	(76.8)	(78.7)
Cash flows from financing activities
Repurchase of ordinary shares	(118.7)	(170.9)	(26.8)
Dividends paid	89.2	0.0	0.0
Payments related to shares withheld for tax	(5.8)	(7.1)	(2.9)
Proceeds from new loans and notes	0.0	6.0	799.3
Repayment of loan principal	(6.5)	(12.6)	(916.2)
Payment of lease liabilities	(31.3)	(30.1)	(26.5)
Payment of financing fees	(2.7)	(3.3)	(6.5)
Interest paid	(112.2)	(93.9)	(54.2)
Payment of interest on tax relating to legacy tax audits	0.0	(9.2)	0.0
(Payment)/proceeds on settlement of derivatives	0.0	(0.4)	124.8
Other financing cash flows	0.0	0.0	0.9
Net cash used in financing activities	(366.4)	(321.5)	(108.1)
Net increase in cash and cash equivalents	4.6	32.5	117.0
Cash and cash equivalents at beginning of period	412.9	366.8	254.2
Effect of exchange rate fluctuations	(1.0)	0.4	(4.4)
Cash and cash equivalents at end of period	403.3	412.9	366.8
Cash and cash equivalents if different from statement of financial position	€ 403.3	€ 399.7	€ 366.8